CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Partnership’s futures, forwards and options contracts by type, are presented as Net unrealized profit (loss) / market value on open contracts / options in the Consolidated Statements of Financial Condition as of December 31, 2012 are as follows:

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit (Loss)
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	Market Value on Open	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	227	$30,992	$(210,917)	$(179,925)	-0.07%	(191)	$137,576	$(47,215)	$90,361	0.04%	$(89,564)	-0.03%	January 13 - December 13
Currencies	671	166,846	(485,889)	(319,043)	-0.12%	(146)	552,029	(8,725)	543,304	0.21%	224,261	0.09%	January 13 - March 13
Energy	513	364,585	(120,408)	244,177	0.09%	(413)	209,763	(292,975)	(83,212)	-0.03%	160,965	0.06%	January 13 - December 13
Interest rates	3,850	553,893	(218,013)	335,880	0.13%	(209)	8,275	(74,463)	(66,188)	-0.03%	269,692	0.10%	January 13 - March 16
Metals	1,042	2,081,342	(671,087)	1,410,255	0.54%	(949)	321,773	(2,229,051)	(1,907,278)	-0.73%	(497,023)	-0.19%	January 13 - March 14
Stock indices	1,219	655,637	(328,838)	326,799	0.12%	(90)	21,870	(195)	21,675	0.01%	348,474	0.13%	January 13 - December 13
Subtotal	7,522	3,853,295	(2,035,152)	1,818,143	0.69%	(1,998)	1,251,286	(2,652,624)	(1,401,338)	-0.53%	416,805	0.16%

Forwards
Currencies		355,855	(287,104)	68,751	0.03%		604,032	(2,745,213)	(2,141,181)	-0.82%	(2,072,430)	-0.79%	January 13 - September 13
Subtotal		355,855	(287,104)	68,751	0.03%		604,032	(2,745,213)	(2,141,181)	-0.82%	(2,072,430)	-0.79%

Options
Currencies	—	2,200	—	2,200	0.00%	—	—	(203,826)	(203,826)	-0.08%	(201,626)	-0.08%	January 13
Energy	33	4,840	—	4,840	0.00%	(33)	—	(32,670)	(32,670)	-0.01%	(27,830)	-0.01%	January 13 - February 13
Interest rates	110	47,438	—	47,438	0.02%	(407)	—	(108,625)	(108,625)	-0.04%	(61,187)	-0.02%	January 13 - February 13
Metals	79	254,000	—	254,000	0.10%	—	—	—	—	0.00%	254,000	0.10%	January 13 - November 13
Stock indices	44	75,350	—	75,350	0.03%	(88)	—	(68,200)	(68,200)	-0.03%	7,150	0.00%	January 13
Subtotal	266	383,828	—	383,828	0.15%	(528)	—	(413,321)	(413,321)	-0.16%	(29,493)	-0.01%

Total	7,788	$4,592,978	$(2,322,256)	$2,270,722	0.87%	(2,526)	$1,855,318	$(5,811,158)	$(3,955,840)	-1.51%	$(1,685,118)	-0.64%

The fair value of the Partnership’s futures, forwards and options contracts by type, are presented as Net unrealized profit (loss) / market value on open contracts / options in the Consolidated Statements of Financial Condition as of December 31, 2011 are as follows:

				Long Positions					Short Positions
	Long Positions			Unrealized		Short Positions			Unrealized		Net Unrealized Profit
Commodity	Number	Gross Unrealized		Profit (Loss)/	Percent of	Number	Gross Unrealized		Profit (Loss)/	Percent of	(Loss) Market Value on	Percent of
Industry Sector	of Contracts	Gains	Losses	Market Value	Net Assets	of Contracts	Gains	Losses	Market Value	Net Assets	Open Contracts/Options	Net Assets	Maturity Dates

Futures
Agriculture	339	$139,401	$(136,604)	$2,797	0.00%	(488)	$351,394	$(243,839)	$107,555	0.03%	$110,352	0.03%	January 12 - June 12
Currencies	228	262,274	(9,831)	252,443	0.06%	(320)	468,713	(21,679)	447,034	0.12%	699,477	0.18%	January 12 - March 12
Energy	128	57,091	(68,814)	(11,723)	0.00%	(210)	242,395	(32,440)	209,955	0.05%	198,232	0.05%	January 12 - July 12
Interest rates	3,736	1,667,533	(53,994)	1,613,539	0.41%	(112)	4,516	(68,995)	(64,479)	-0.02%	1,549,060	0.39%	January 12 - March 14
Metals	294	27,528	(797,833)	(770,305)	-0.19%	(359)	727,792	(129,151)	598,641	0.15%	(171,664)	-0.04%	January 12 - December 12
Stock indices	548	165,282	(69,952)	95,330	0.02%	(443)	87,807	(148,469)	(60,662)	-0.02%	34,668	0.00%	January 12 - March 12
Subtotal	5,273	2,319,109	(1,137,028)	1,182,081	0.30%	(1,932)	1,882,617	(644,573)	1,238,044	0.31%	2,420,125	0.61%

Forwards
Currencies		737,517	(366,613)	370,904	0.09%		973,241	(1,225,815)	(252,574)	-0.06%	118,330	0.03%	January 12 - July 12
Subtotal		737,517	(366,613)	370,904	0.09%		973,241	(1,225,815)	(252,574)	-0.06%	118,330	0.03%

Options
Currencies	—	31,990	—	31,990	0.01%	—	—	(40,141)	(40,141)	-0.01%	(8,151)	0.00%	January 12 - February 12
Interest rates	140	17,516	—	17,516	0.00%	(232)	—	(234,001)	(234,001)	-0.06%	(216,485)	-0.06%	January 12 - March 12
Stock indices	4	1,507	—	1,507	0.00%	(32)	—	(52,285)	(52,285)	-0.01%	(50,778)	-0.01%	January 12 - June 12
Subtotal	144	51,013	—	51,013	0.01%	(264)	—	(326,427)	(326,427)	-0.08%	(275,414)	-0.07%

Total	5,417	$3,107,639	$(1,503,641)	$1,603,998	0.40%	(2,196)	$2,855,858	$(2,196,815)	$659,043	0.17%	$2,263,041	0.57%

Schedule of Partnership's investment in each Non-Consolidated LLC and relevant financial information

2012

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share	Redemptions Permitted
Alamo Global Horizons, LLC	$17,559,155	$20,116,405	76.18%	2%	20%	Monthly
Breakout Global Horizons, LLC	18,966,146	23,560,266	48.24%	1%	15%	Monthly
Cambridge Global Horizons, LLC	24,462,897	21,260,160	59.84%	2%	20%	Monthly
Nets Global Horizons, LLC	17,110,071	22,837,847	57.54%	2%	17%	Monthly
Quantum Global Horizons, LLC	21,164,490	20,640,437	47.64%	0%	30%	Monthly

Total	$99,262,759	$108,415,115

2011

	Partnership’s	Partnership’s	Partnership’s investment %
Non-Consolidated LLC	Fair Value	Cost	of Non-Consolidated LLC	Management Fee	Profit Share	Redemptions Permitted
Alamo Global Horizons, LLC	$30,058,051	$29,710,429	79.57%	2%	20%	Monthly
Breakout Global Horizons, LLC	32,953,719	34,228,076	56.48%	1%	15%	Monthly
Cambridge Global Horizons, LLC	35,431,925	35,240,173	72.80%	2%	20%	Monthly
Nets Global Horizons, LLC	31,341,984	32,675,816	62.57%	2%	17%	Monthly
Quantum Global Horizons, LLC	27,688,447	26,050,520	58.69%	0%	30%	Monthly

Total	$157,474,126	$157,905,014

Schedule of statement of financial condition

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2012

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$20,377,477	$21,595,885	$4,757,862	$26,712,321	$24,812,881
Equity in commodity futures trading accounts:
Cash (1)	3,478,994	18,089,465	38,461,055	5,138,261	21,435,349
Net unrealized profit on open contracts	262,603	1,042,090	—	—	—
Accrued interest and other assets	2,712	3,325	2,720	1,319	4,094

TOTAL ASSETS	$24,121,786	$40,730,765	$43,221,637	$31,851,901	$46,252,324

LIABILITIES AND MEMBERS’ CAPITAL
LIABILITIES:

Net unrealized loss on open contracts	$—	$—	$175,044	$91,517	$521,711
Due to Partnership	1,026,163	1,108,537	1,680,015	997,556	1,237,006
Redemptions payable	—	230,000	—	950,000	—
Profit Shares payable	—	—	407,841	—	—
Trading Advisors’ management fees payable	9,166	17,164	28,093	22,700	—
Administrator fees payable	8,224	19,706	15,569	17,468	22,826
Professional fees payable	27,361	30,833	26,116	31,250	33,333
Other fees payable	1,368	9,307	6,247	5,667	8,148

Total liabilities	1,072,282	1,415,547	2,338,925	2,116,158	1,823,024

TOTAL MEMBERS’ CAPITAL	23,049,504	39,315,218	40,882,712	29,735,743	44,429,300

TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$24,121,786	$40,730,765	$43,221,637	$31,851,901	$46,252,324

(1) Includes restricted cash of $1,359,877, $7,597,881, $14,557,619, $2,095,713 and $7,392,494, respectively.

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2011

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC

ASSETS:
Cash and cash equivalents	$32,531,776	$50,348,817	$36,251,279	$43,367,169	$35,571,819
Equity in commodity futures trading accounts:
Cash (1)	4,734,333	8,411,097	13,323,485	7,851,906	13,558,210
Net unrealized profit on open contracts	499,820	342,261	—	—	—
Due from Partnership	—	—	—	161,240	809,141
Accrued interest and other assets	3,874	5,325	—	5,425	2,950

TOTAL ASSETS	$37,769,803	$59,107,500	$49,574,764	$51,385,740	$49,942,120

LIABILITIES AND MEMBERS’ CAPITAL
LIABILITIES:

Net unrealized loss on open contracts	$—	$—	$139,082	$202,983	$850,736
Due to Partnership	744,272	104,738	439,502	—	—
Redemptions payable	—	225,000	—	225,000	75,000
Profit Shares payable	—	—	—	—	113,321
Trading Advisors’ management fees payable	12,886	21,367	22,102	31,716	—
Administrator fees payable	1,214	2,885	1,880	3,254	7,113
Professional fees payable	1,360	2,016	1,532	2,640	8,113
Other fees payable	1,350	702,581	702,418	701,655	903,101

Total liabilities	761,082	1,058,587	1,306,516	1,167,248	1,957,384

TOTAL MEMBERS’ CAPITAL	37,008,721	58,048,913	48,268,248	50,218,492	47,984,736

TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$37,769,803	$59,107,500	$49,574,764	$51,385,740	$49,942,120

(1) Includes restricted cash of $3,320,183, $4,778,193, $2,845,479, $1,710,003 and $3,727,149, respectively.

Schedule of statements of operations

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC	Global Horizons, LLC
TRADING PROFITS (LOSSES):

Realized	$(695,043)	$(6,295,144)	$9,438,281	$(6,661,564)	$5,853,021
Change in unrealized	(239,088)	687,004	380,791	128,008	309,294
Brokerage commissions and clearing costs	(155,012)	(151,374)	(624,299)	(73,267)	(269,264)

Total trading profits (losses)	(1,089,143)	(5,759,514)	9,194,773	(6,606,823)	5,893,051

INVESTMENT INCOME:
Interest	43,077	52,475	—	47,328	53,066

EXPENSES:
Trading Advisors’ management fees	614,518	488,959	953,699	851,236	—
Profit Shares	—	—	1,173,623	—	2,756,131
Administrator fees	88,694	95,739	113,056	94,334	91,946
Professional fees	152,733	160,459	185,622	158,204	155,086
Other fees	1,058,674	1,132,442	1,435,287	1,110,434	1,115,510
Total expenses	1,914,619	1,877,599	3,861,287	2,214,208	4,118,673

NET INVESTMENT LOSS	(1,871,542)	(1,825,124)	(3,861,287)	(2,166,880)	(4,065,607)

NET INCOME / (LOSS)	$(2,960,685)	$(7,584,638)	$5,333,486	$(8,773,703)	$1,827,444

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2011

	Alamo	Breakout	Cambridge	Nets	Quantum
	Global Horizons, LLC (3)	Global Horizons, LLC (3)	Global Horizons, LLC (3)	Global Horizons, LLC (2)	Global Horizons, LLC (1)
TRADING PROFITS (LOSSES):

Realized	$417,335	$(2,044,281)	$1,247,299	$(1,308,915)	$4,940,817
Change in unrealized	496,905	342,261	(187,072)	(202,984)	(850,675)
Brokerage commissions and clearing costs	(50,900)	(29,510)	(82,306)	(16,827)	(135,855)

Total trading profits (losses)	863,340	(1,731,530)	977,921	(1,528,726)	3,954,287

INVESTMENT INCOME:
Interest	6,320	6,470	542	9,038	22,125

EXPENSES:
Trading Advisors’ management fees	128,242	97,373	163,276	251,426	—
Profit Shares	—	—	121,673	(153,999)	217,527
Administrator fees	16,445	17,977	19,134	25,182	56,988
Professional fees	9,086	10,465	10,529	14,915	37,367
Other fees	223,369	239,151	260,344	346,064	815,185
Total expenses	377,142	364,966	574,956	483,588	1,127,067

NET INVESTMENT LOSS	(370,822)	(358,496)	(574,414)	(474,550)	(1,104,942)

NET INCOME / (LOSS)	$492,518	$(2,090,026)	$403,507	$(2,003,276)	$2,849,345

     (1) For the period from May 1, 2011 through December 31, 2011.

     (2) For the period from October 1, 2011 through December 31, 2011.

     (3) For the period from November 1, 2011 through December 31, 2011.

Schedule of trading profits (losses) of Partnership's derivatives by instrument type, as well as the location of those gains and losses on the consolidated statement of operations

2012

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(2,820,296)	$(199,915)	$(3,020,211)
Currencies	(3,263,268)	(232,086)	(3,495,354)
Energy	465,650	(37,269)	428,381
Interest rates	2,717,223	(1,279,367)	1,437,856
Metals	(2,136,315)	(325,359)	(2,461,674)
Stock indices	(403,550)	313,805	(89,745)
Subtotal	(5,440,556)	(1,760,191)	(7,200,747)

Forwards
Currencies	(5,225,167)	(2,190,759)	(7,415,926)

Options
Agriculture	(25,197)	—	(25,197)
Currencies	1,030,112	(185,404)	844,708
Energy	1,006,201	21,872	1,028,073
Interest rates	4,555,729	(45,727)	4,510,002
Metals	62,913	(56,144)	6,769
Stock indices	1,354,178	(16,165)	1,338,013
Subtotal	7,983,936	(281,568)	7,702,368

Total	$(2,681,787)	$(4,232,518)	$(6,914,305)

2011

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$(5,774,791)	$(1,538,257)	$(7,313,048)
Currencies	(992,911)	(1,267,577)	(2,260,488)
Energy	(4,011,563)	(536,058)	(4,547,621)
Interest rates	20,886,245	553,178	21,439,423
Metals	3,345,246	(1,501,750)	1,843,496
Stock indices	(7,339,014)	(446,410)	(7,785,424)
Subtotal	6,113,212	(4,736,874)	1,376,338

Forwards
Currencies	564,076	(2,901,353)	(2,337,277)

Options
Currencies	3,351,068	8,090	3,359,158
Energy	586,225	—	586,225
Interest rates	3,962,742	58,130	4,020,872
Metals	108,137	—	108,137
Stock indices	1,133,607	21,863	1,155,470
Subtotal	9,141,779	88,083	9,229,862

Total	$15,819,067	$(7,550,144)	$8,268,923

2010

		Change in Net
Commodity	Realized Profits	Unrealized	Net Trading
Industry Sector	(Losses)	Profits (Losses)	Profits (Losses)

Futures
Agriculture	$2,727,967	$888,476	$3,616,443
Currencies	1,488,006	1,953,679	3,441,685
Energy	(9,107,488)	804,131	(8,303,357)
Interest rates	18,957,767	1,481,914	20,439,681
Metals	5,037,153	444,331	5,481,484
Stock indices	(2,288,205)	(216,105)	(2,504,310)
Subtotal	16,815,200	5,356,426	22,171,626

Forwards
Currencies	7,971,614	4,804,823	12,776,437

Options
Agriculture	(18,925)	18,925	—
Currencies	(131,018)	7,377	(123,641)
Energy	(8,990)	8,990	—
Metals	49,843	—	49,843
Stock indices	2,779	(1,900)	879
Subtotal	(106,311)	33,392	(72,919)

Total	$24,680,503	$10,194,641	$34,875,144

Alamo Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Alamo Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	53	$41,903	$—	$41,903	0.18%	(247)	$192,660	$(95,359)	$97,301	0.42%	$139,204	0.60%	March 13
Currencies	215	76,513	(174,782)	(98,269)	-0.43%	(56)	259,056	—	259,056	1.13%	160,787	0.70%	March 13
Energy	9	13,066	(12,524)	542	0.00%	—	—	—	—	0.00%	542	0.00%	February 13
Interest rates	275	1,880	(39,810)	(37,930)	-0.16%	—	—	—	—	0.00%	(37,930)	-0.16%	March 13 - June 13

Total	552	$133,362	$(227,116)	$(93,754)	-0.41%	(303)	$451,716	$(95,359)	$356,357	1.55%	$262,603	1.14%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Alamo Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	293	$122,526	$(53,900)	$68,626	0.19%	(300)	$120,283	$(90,608)	$29,675	0.08%	$98,301	0.27%	February 12 - April 12
Currencies	92	32,162	(1,732)	30,430	0.08%	(108)	69,706	(11,735)	57,971	0.16%	88,401	0.24%	March 12
Energy	15	1,192	(17,247)	(16,055)	-0.04%	(48)	95,000	—	95,000	0.25%	78,945	0.21%	January 12 - February 12
Interest rates	438	198,327	(7,059)	191,268	0.52%	(107)	16,963	(2,099)	14,864	0.04%	206,132	0.56%	March 12 - June 12
Metals	57	48,763	(117,901)	(69,138)	-0.19%	(151)	200,209	(134,256)	65,953	0.18%	(3,185)	-0.01%	February 12 - April 12
Stock indices	23	26,467	(2,710)	23,757	0.06%	(28)	12,741	(5,272)	7,469	0.02%	31,226	0.08%	January 12 - March 12

Total	918	$429,437	$(200,549)	$228,888	0.62%	(742)	$514,902	$(243,970)	$270,932	0.73%	$499,820	1.35%

Breakout Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Breakout Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(264)	$337,925	$—	$337,925	0.86%	$337,925	0.86%	March 13
Currencies	968	729,065	(307,440)	421,625	1.07%	(183)	365,402	—	365,402	0.93%	787,027	2.00%	March 13
Energy	15	—	(9,341)	(9,341)	-0.02%	(80)	53,800	(225,120)	(171,320)	-0.44%	(180,661)	-0.46%	January 13 - March 13
Interest rates	553	206,994	(238,994)	(32,000)	-0.08%	—	—	—	—	0.00%	(32,000)	-0.08%	March 13 - June 13
Metals	158	—	(266,278)	(266,278)	-0.68%	(103)	—	(335,677)	(335,677)	-0.85%	(601,955)	-1.53%	February 13 - March 13
Stock indices	444	756,597	(24,843)	731,754	1.86%	—	—	—	—	0.00%	731,754	1.86%	January 13 - March 13

Total	2,138	$1,692,656	$(846,896)	$845,760	2.15%	(630)	$757,127	$(560,797)	$196,330	0.50%	$1,042,090	2.65%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Breakout Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(295)	$—	$(670,687)	$(670,687)	-1.15%	$(670,687)	-1.15%	March 12
Currencies	317	72,800	(101,690)	(28,890)	-0.05%	(329)	651,153	(66,288)	584,865	1.01%	555,975	0.96%	February 12 - March 12
Energy	—	—	—	—	0.00%	(92)	109,560	(67,675)	41,885	0.07%	41,885	0.07%	March 12
Interest rates	285	459,553	—	459,553	0.79%	(402)	—	(4,257)	(4,257)	-0.01%	455,296	0.78%	March 12 - June 12
Metals	—	—	—	—	0.00%	(189)	47,950	(101,838)	(53,888)	-0.09%	(53,888)	-0.09%	February 12 - March 12
Stock indices	—	—	—	—	0.00%	(17)	13,680	—	13,680	0.02%	13,680	0.02%	January 12

Total	602	$532,353	$(101,690)	$430,663	0.74%	(1,324)	$822,343	$(910,745)	$(88,402)	-0.15%	$342,261	0.59%

Cambridge Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

 Cambridge Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	95	$1,398	$(159,683)	$(158,285)	-0.38%	(211)	$159,461	$(49,206)	$110,255	0.27%	$(48,030)	-0.11%	February 13 - May 13
Currencies	251	21,950	(195,816)	(173,866)	-0.43%	(60)	115,239	(12,222)	103,017	0.25%	(70,849)	-0.18%	March 13
Energy	333	988,215	(17,519)	970,696	2.37%	(275)	23,595	(668,170)	(644,575)	-1.58%	326,121	0.79%	January 13 - March 13
Interest rates	4,585	272,084	(392,660)	(120,576)	-0.29%	(309)	13,922	(8,114)	5,808	0.01%	(114,768)	-0.28%	January 13 - December 14
Metals	179	130,109	(110,636)	19,473	0.05%	(238)	120,327	(521,274)	(400,947)	-0.98%	(381,474)	-0.93%	January 13 - April 13
Stock indices	926	253,558	(396,736)	(143,178)	-0.35%	(16)	2,200	(11,350)	(9,150)	-0.02%	(152,328)	-0.37%	January 13 - March 13
Subtotal	6,369	1,667,314	(1,273,050)	394,264	0.97%	(1,109)	434,744	(1,270,336)	(835,592)	-2.05%	(441,328)	-1.08%

Forwards
Currencies		1,626,302	(815,193)	811,109	1.98%		1,137,882	(1,682,707)	(544,825)	-1.33%	266,284	0.65%	March 13

Total	6,369	$3,293,616	$(2,088,243)	$1,205,373	2.95%	(1,109)	$1,572,626	$(2,953,043)	$(1,380,417)	-3.38%	$(175,044)	-0.43%

 The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

 Cambridge Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	95	$121,374	$(9,648)	$111,726	0.23%	(137)	$13,910	$(179,729)	$(165,819)	-0.34%	$(54,093)	-0.11%	February 12 - May 12
Currencies	1	—	(433)	(433)	0.00%	—	—	—	—	0.00%	(433)	0.00%	March 12
Energy	73	—	(85,176)	(85,176)	-0.18%	(85)	65,091	(90)	65,001	0.13%	(20,175)	-0.05%	January 12 - April 12
Interest rates	1,136	316,281	(28,778)	287,503	0.60%	(750)	9,978	(36,453)	(26,475)	-0.05%	261,028	0.55%	January 12 - December 13
Metals	216	172,075	(342,767)	(170,692)	-0.35%	(251)	262,743	(164,615)	98,128	0.20%	(72,564)	-0.15%	January 12 - April 12
Stock indices	60	17,980	(16,768)	1,212	0.00%	(16)	169	—	169	0.00%	1,381	0.00%	January 12 - March 12
Subtotal	1,581	627,710	(483,570)	144,140	0.30%	(1,239)	351,891	(380,887)	(28,996)	-0.06%	115,144	0.24%

Forwards
Currencies		1,355,926	(474,587)	881,339	1.82%		615,879	(1,751,444)	(1,135,565)	-2.35%	(254,226)	-0.53%	March 12

Total	1,581	$1,983,636	$(958,157)	$1,025,479	2.12%	(1,239)	$967,770	$(2,132,331)	$(1,164,561)	-2.41%	$(139,082)	-0.29%

Nets Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

 Nets Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	50	$—	$(128,932)	$(128,932)	-0.43%	(176)	$141,311	$(25,300)	$116,011	0.39%	$(12,921)	-0.04%	February 13 - March 13
Currencies	102	21,032	(71,651)	(50,619)	-0.17%	(20)	120,000	—	120,000	0.40%	69,381	0.23%	March 13
Energy	10	4,989	(6,964)	(1,975)	-0.01%	(34)	33,953	(31,918)	2,035	0.01%	60	0.00%	January 13 - February 13
Interest rates	72	16,661	(9,829)	6,832	0.02%	(18)	12,104	(3,084)	9,020	0.03%	15,852	0.05%	March 13 - June 13
Metals	31	48,405	(35,391)	13,014	0.05%	(52)	26,378	(79,691)	(53,313)	-0.18%	(40,299)	-0.13%	January 13 - March 13
Stock indices	10	3,246	(6,325)	(3,079)	-0.01%	(127)	67,767	(188,278)	(120,511)	-0.41%	(123,590)	-0.42%	January 13 - March 13

Total	275	$94,333	$(259,092)	$(164,759)	-0.55%	(427)	$401,513	$(328,271)	$73,242	0.24%	$(91,517)	-0.31%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Nets Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	—	$—	$—	$—	0.00%	(171)	$123,497	$(133,455)	$(9,958)	-0.02%	$(9,958)	-0.02%	February 12 - March 12
Currencies	30	47,905	(887)	47,018	0.09%	(61)	5,251	(4,825)	426	0.00%	47,444	0.09%	March 12
Energy	15	10,456	(18,160)	(7,704)	-0.02%	—	—	—	—	0.00%	(7,704)	-0.02%	January 12 - March 12
Interest rates	41	46,408	—	46,408	0.09%	(148)	4,225	(191,075)	(186,850)	-0.36%	(140,442)	-0.27%	March 12 - September 12
Metals	30	43,748	(174,083)	(130,335)	-0.25%	(68)	230,872	(185,972)	44,900	0.09%	(85,435)	-0.16%	January 12 - March 12
Stock indices	8	13,116	(1,170)	11,946	0.02%	(52)	49,940	(68,774)	(18,834)	-0.04%	(6,888)	-0.02%	January 12 - March 12

Total	124	$161,633	$(194,300)	$(32,667)	-0.07%	(500)	$413,785	$(584,101)	$(170,316)	-0.33%	$(202,983)	-0.40%

Quantum Global Horizons, LLC
Partnership's investment and relevant financial information
Schedule of fair value of the Partnership's futures, forwards, and options contracts by type are presented as net unrealized profit (loss)/ market value on open contracts/options in the consolidated statements of financial condition

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2012 are as follows:

Quantum Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	35	$2,559	$(11,257)	$(8,698)	-0.02%	(17)	$5,557	$(1,671)	$3,886	0.01%	$(4,812)	-0.01%	February 13 - March 13
Currencies	247	17,613	(141,677)	(124,064)	-0.28%	(94)	10,408	(14,539)	(4,131)	-0.01%	(128,195)	-0.29%	March 13
Energy	13	8,471	—	8,471	0.02%	(18)	22,753	(835)	21,918	0.05%	30,389	0.07%	January 13 - February 13
Interest rates	436	675,970	(2,705)	673,265	1.52%	(970)	73,045	(357,958)	(284,913)	-0.64%	388,352	0.88%	March 13
Metals	23	36,135	—	36,135	0.08%	(23)	303	(1,184)	(881)	0.00%	35,254	0.08%	February 13 - April 13
Stock indices	75	4,031	(64,252)	(60,221)	-0.14%	(1,296)	106,146	(888,624)	(782,478)	-1.76%	(842,699)	-1.90%	January 13 - March 13

Total	829	$744,779	$(219,891)	$524,888	1.18%	(2,418)	$218,212	$(1,264,811)	$(1,046,599)	-2.35%	$(521,711)	-1.17%

The fair value of the Non-Consolidated LLCs’ futures and forwards contracts by type, are presented as Net unrealized profit (loss) on open contracts in their respective Statements of Financial Condition as of December 31, 2011 are as follows:

Quantum Global Horizons, LLC

	Long Positions			Long Positions		Short Positions			Short Positions		Net Unrealized
Commodity	Number	Gross Unrealized		Unrealized	Percent of	Number	Gross Unrealized		Unrealized	Percent of	Profit (Loss) on	Percent of
Industry Sector	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	of Contracts	Gains	Losses	Profit (Loss)	Members’ Capital	Open Contracts	Members’ Capital	Maturity Dates

Futures
Agriculture	13	$15,504	$(1,508)	$13,996	0.03%	(94)	$1,051	$(125,130)	$(124,079)	-0.26%	$(110,083)	-0.23%	February 12 - March 12
Currencies	32	20,890	(1,841)	19,049	0.04%	(86)	6,846	(38,877)	(32,031)	-0.07%	(12,982)	-0.03%	March 12
Energy	43	1,601	(24,435)	(22,834)	-0.05%	(5)	6,144	—	6,144	0.01%	(16,690)	-0.04%	January 12 - February 12
Interest rates	109	184,811	—	184,811	0.39%	(1,020)	—	(719,141)	(719,141)	-1.49%	(534,330)	-1.10%	March 12 - December 12
Metals	15	5,203	(30,930)	(25,727)	-0.05%	(7)	155	(2,928)	(2,773)	-0.01%	(28,500)	-0.06%	February 12 - April 12
Stock indices	14	2,036	—	2,036	0.00%	(176)	3,174	(153,361)	(150,187)	-0.31%	(148,151)	-0.31%	January 12 - March 12

Total	226	$230,045	$(58,714)	$171,331	0.36%	(1,388)	$17,370	$(1,039,437)	$(1,022,067)	-2.13%	$(850,736)	-1.77%